Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies
11. Commitments and Contingencies

Facility Lease Obligations
The Company operates fifteen branches, seven branches are under operating leases, including its headquarters, and eight branches are owned.  In addition, the Company has a lease on one other location, which is subleased to a third party, with the third party paying rent in an amount equal to the Company's rental obligation under the lease agreement between the Company and the lessor.  The leases' contractual expiration range is generally between the years 2012 and 2015.  The following schedule summarizes the contractual rent payments for the future years.

(In thousands)	Operating Lease Rental Payments	Rent from Sublet Locations	Net Rent Obligation
2012	$1,112	$34	$1,078
2013	1,060	-	1,060
2014	268	-	268
2015	16	-	16
Thereafter	-	-	-

Rent expense totaled $1.0 million for 2011 and $1.1 million for 2010.  The Company currently accounts for all of its leases as operating leases.

Litigation
The Company may, in the ordinary course of business, become a party to litigation involving collection matters, contract claims and other legal proceedings relating to the conduct of its business.  In the best judgment of management, based upon consultation with counsel, the consolidated financial position and results of operations of the Company will not be affected materially by the final outcome of any pending legal proceedings or other contingent liabilities and commitments.

Commitments to Borrowers
Commitments to extend credit are legally binding loan commitments with set expiration dates.  They are intended to be disbursed, subject to certain conditions, upon the request of the borrower.  The Company was committed to advance approximately $79.4 million to its borrowers as of December 31, 2011, compared to $66.0 million at December 31, 2010.  At December 31, 2011, $37.4 million of these commitments expire after one year, compared to $17.2 million a year earlier.  At December 31, 2011, the Company had $1.8 million in standby letters of credit compared to $1.5 million at December 31, 2010.  The estimated fair value of these guarantees is not significant.  The Company believes it has the necessary liquidity to honor all commitments.